Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Trade payables	$ 137,190	$ 100,407
Non-trade payables	58,105	66,815
Payables due to related parties	38,354	14,577
Total	$ 233,649	$ 181,799